4. ACQUISITION OF DOLPHIN FILMS, INC. (Details 2) - USD ($)		3 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ 6,172,578	$ (11,539,173)	$ 9,575,304	$ (22,792,952)		$ (37,189,679)		$ (8,836,362)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				648,848	15,996		20,225		24,826	[1]
Amortization of capitalized production costs				2,256,711	1,108,668		7,822,549		1,672,120	[1]
Impairment of capitalized production costs							2,075,000		861,825	[1]
Changes in operating assets and liabilities:
Prepaid expenses					69,766		72,518		(7,679)	[1]
Receivables and other current assets									(265,616)
Capitalized production costs				(39,861)	(256,714)		619,206		(2,736,321)	[1]
Accounts payable				706,284	(1,323,714)		(1,393,296)		784,829	[1]
Accrued compensation				187,500	122,500		185,000		315,000	[1]
Net Cash Used in Operating Activities				6,670,946	(15,576,686)		(14,922,444)		(7,065,502)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment				(166,956)					(2,549)	[1]
Net Cash Used in Investing Activities				911,639			(1,250,000)		(2,549)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement									2,610,000
Repayment of loan and security agreements									(405,219)
Proceeds from production loan							0		440,130	[1]
Proceeds from convertible note payable							0		3,164,000	[1]
Proceeds from note payable with related party									6,583,436
Repayment of note payable to related party									(3,324,686)
Net Cash Provided by Financing Activities				(6,287,896)	14,166,361		14,442,305		9,067,661	[1]
NET INCREASE (DECREASE) IN CASH				1,294,689	(1,410,325)		(1,730,139)		1,999,610	[1]
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD				662,546	2,392,685	[1]	2,392,685	[1]	393,075	[1]
CASH AND CASH EQUIVALENTS, END OF PERIOD		$ 1,957,235	$ 982,360	1,957,235	982,360		662,546		2,392,685	[1]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid				$ 26,459	749,249		156,666		1,635,814	[1]
Refinance of related party debt to third party debt							0		8,774,337
Dolphin Digital Media, Inc
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	[2]								(4,050,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	[2]								24,826
Amortization of capitalized production costs	[2]								1,642,120
Impairment of capitalized production costs	[2]								648,525
Changes in operating assets and liabilities:
Prepaid expenses	[2]								(7,679)
Receivables and other current assets	[2]								(115,069)
Capitalized production costs	[2]								(1,599,558)
Accounts payable	[2]								239,063
Accrued compensation	[2]								315,000
Other Current Liabilities	[2]								1,121,876
Net Cash Used in Operating Activities	[2]								(1,780,917)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	[2]								(2,549)
Net Cash Used in Investing Activities	[2]								(2,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement	[2]								1,150,000
Repayment of loan and security agreements	[2]
Proceeds from production loan	[2]
Proceeds from convertible note payable	[2]								3,164,000
Proceeds from note payable with related party	[2]								2,797,500
Repayment of note payable to related party	[2]								(3,267,000)
Net Cash Provided by Financing Activities	[2]								3,844,500
NET INCREASE (DECREASE) IN CASH	[2]								2,061,034
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	[2]				2,259,504		2,259,504		198,470
CASH AND CASH EQUIVALENTS, END OF PERIOD	[2]								2,259,504
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	[2]								234,777
Refinance of related party debt to third party debt	[2]
Dolphin Films, Inc. (unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss									(4,786,341)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation
Amortization of capitalized production costs									30,000
Impairment of capitalized production costs									213,300
Changes in operating assets and liabilities:
Prepaid expenses
Receivables and other current assets									(150,547)
Capitalized production costs									(1,136,763)
Accounts payable									545,766
Accrued compensation
Other Current Liabilities
Net Cash Used in Operating Activities									(5,284,585)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Net Cash Used in Investing Activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement									1,460,000
Repayment of loan and security agreements									(405,219)
Proceeds from production loan									440,130
Proceeds from convertible note payable
Proceeds from note payable with related party									3,785,936
Repayment of note payable to related party									(57,686)
Net Cash Provided by Financing Activities									5,223,161
NET INCREASE (DECREASE) IN CASH									(61,424)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD					133,181		133,181		194,605
CASH AND CASH EQUIVALENTS, END OF PERIOD									133,181
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid									1,401,037
Refinance of related party debt to third party debt									8,774,337
Acquisition Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss									0
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation									0
Amortization of capitalized production costs									0
Impairment of capitalized production costs									0
Changes in operating assets and liabilities:
Prepaid expenses									0
Receivables and other current assets									0
Capitalized production costs									0
Accounts payable									0
Accrued compensation									0
Other Current Liabilities									0
Net Cash Used in Operating Activities									0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment									0
Net Cash Used in Investing Activities									0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreement									0
Repayment of loan and security agreements									0
Proceeds from production loan									0
Proceeds from convertible note payable									0
Proceeds from note payable with related party									0
Repayment of note payable to related party									0
Net Cash Provided by Financing Activities									0
NET INCREASE (DECREASE) IN CASH									0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD					$ 0		$ 0		0
CASH AND CASH EQUIVALENTS, END OF PERIOD									0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid									0
Refinance of related party debt to third party debt									$ 0

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.
[2]	Previously reported on Form 10-K filed with the SEC March 31, 2016